Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000238758 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Dividend Growth ETF
Class Name	Strive 1000 Dividend Growth ETF
Trading Symbol	STXD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive 1000 Dividend Growth ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxd. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxd. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxd
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 51,467,027
Holdings Count | holding	202
Advisory Fees Paid, Amount	$ 92,916
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$51,467,027	Portfolio Turnover Rate*	1%
# of Portfolio Holdings	202	Advisory Fees Paid	$92,916
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	25.7%
Information Technology	22.8%
Health Care	17.2%
Industrials	14.8%
Consumer Staples	6.4%
Consumer Discretionary	6.3%
Materials	2.7%
Real Estate	2.1%
Utilities	1.6%
Energy	0.1%
Communication Services	0.1%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Eli Lilly & Co.	5.4%
JPMorgan Chase & Co.	5.1%
Broadcom, Inc.	5.1%
Microsoft Corp.	4.6%
Visa, Inc. - Class A	3.5%
Mastercard, Inc. - Class A	2.7%
AbbVie, Inc.	2.4%
Costco Wholesale Corp.	2.2%
Bank of America Corp.	2.2%
Home Depot, Inc.	2.0%

C000238755 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Growth ETF
Class Name	Strive 1000 Growth ETF
Trading Symbol	STXG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxg. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxg. You can also request information by calling (215) 330-4476.

Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxg
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 142,875,507
Holdings Count | holding	706
Advisory Fees Paid, Amount	$ 127,386
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$142,875,507	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	706	Advisory Fees Paid	$127,386
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	41.3%
Communication Services	12.3%
Consumer Discretionary	12.2%
Financials	10.1%
Industrials	9.3%
Health Care	6.4%
Consumer Staples	3.4%
Real Estate	1.9%
Materials	1.3%
Utilities	0.9%
Energy	0.6%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	9.4%
Apple, Inc.	8.6%
Microsoft Corp.	7.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.8%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. - Class A	3.1%
Alphabet, Inc. - Class C	3.1%
Tesla, Inc.	2.8%
Eli Lilly & Co.	2.0%

C000238756 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Value ETF
Class Name	Strive 1000 Value ETF
Trading Symbol	STXV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxv. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxv. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 68,884,519
Holdings Count | holding	706
Advisory Fees Paid, Amount	$ 60,779
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$68,884,519	Portfolio Turnover Rate*	12%
# of Portfolio Holdings	706	Advisory Fees Paid	$60,779
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	21.9%
Health Care	19.5%
Information Technology	9.8%
Energy	9.4%
Industrials	8.6%
Consumer Staples	7.8%
Utilities	6.1%
Consumer Discretionary	5.5%
Communication Services	4.7%
Materials	3.9%
Real Estate	2.5%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Exxon Mobil Corp.	3.0%
Johnson & Johnson	2.6%
Bank of America Corp.	2.3%
Micron Technology, Inc.	2.0%
UnitedHealth Group, Inc.	1.8%
AbbVie, Inc.	1.6%
Merck & Co., Inc.	1.6%
Wells Fargo & Co.	1.6%
Chevron Corp.	1.4%
Citigroup, Inc.	1.3%

C000237295 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 500 ETF
Class Name	Strive 500 ETF
Trading Symbol	STRV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive 500 ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/strv. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/strv. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/strv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,017,174,096
Holdings Count | holding	508
Advisory Fees Paid, Amount	$ 273,858
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,017,174,096	Portfolio Turnover Rate*	1%
# of Portfolio Holdings	508	Advisory Fees Paid	$273,858
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	34.3%
Financials	13.2%
Communication Services	10.8%
Consumer Discretionary	10.4%
Health Care	9.8%
Industrials	8.2%
Consumer Staples	4.6%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.7%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.4%
Apple, Inc.	6.7%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	1.6%

C000237654 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Emerging Markets Ex-China ETF
Class Name	Strive Emerging Markets Ex-China ETF
Trading Symbol	STXE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive Emerging Markets Ex-China ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxe. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxe. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxe
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.32%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.32%
Net Assets	$ 108,519,656
Holdings Count | holding	218
Advisory Fees Paid, Amount	$ 162,989
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$108,519,656	Portfolio Turnover Rate*	11%
# of Portfolio Holdings	218	Advisory Fees Paid	$162,989
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	38.8%
Financials	27.5%
Materials	7.5%
Industrials	5.3%
Consumer Discretionary	4.7%
Communication Services	4.2%
Energy	3.9%
Consumer Staples	2.9%
Utilities	2.4%
Health Care	1.7%
Real Estate	0.7%
Cash and Cash Equivalents	0.4%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Taiwan	27.0%
India	21.9%
South Korea	19.4%
Brazil	5.5%
Saudi Arabia	5.3%
South Africa	4.7%
Mexico	3.2%
United Arab Emirates	2.0%
Thailand	1.6%
Poland	1.4%

C000242671 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Enhanced Income Short Maturity ETF
Class Name	Strive Enhanced Income Short Maturity ETF
Trading Symbol	BUXX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive Enhanced Income Short Maturity ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/buxx. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/buxx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/buxx
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 321,553,087
Holdings Count | holding	301
Advisory Fees Paid, Amount	$ 392,923
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$321,553,087	Portfolio Turnover Rate*	36%
# of Portfolio Holdings	301	Advisory Fees Paid	$392,923
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Asset-Backed Securities	32.8%
Corporate Bonds	27.0%
Collateralized Mortgage Obligations	16.2%
Collateralized Loan Obligations	13.7%
Mortgage-Backed Securities	4.5%
Money Market Funds	4.4%
U.S. Treasury Bills	2.8%
Cash and Cash Equivalents	(1.4)%

C000241772 [Member]
Shareholder Report [Line Items]
Fund Name	Strive International Developed Markets ETF
Class Name	Strive International Developed Markets ETF
Trading Symbol	STXI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive International Developed Markets ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxi. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxi. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxi
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 21,873,432
Holdings Count | holding	243
Advisory Fees Paid, Amount	$ 29,198
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$21,873,432	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	243	Advisory Fees Paid	$29,198
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	30.5%
Industrials	16.4%
Health Care	11.1%
Consumer Discretionary	8.9%
Information Technology	8.9%
Consumer Staples	6.5%
Materials	6.2%
Energy	4.9%
Communication Services	3.0%
Utilities	2.7%
Real Estate	0.5%
Cash and Cash Equivalents	0.4%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Japan	18.1%
United Kingdom	14.1%
Canada	12.9%
France	10.4%
Switzerland	10.2%
Germany	9.5%
Australia	5.0%
Netherlands	4.6%
Spain	3.4%
Italy	2.7%

C000240405 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Natural Resources and Security ETF
Class Name	Strive Natural Resources and Security ETF
Trading Symbol	FTWO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive Natural Resources and Security ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/ftwo. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/ftwo. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/ftwo
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 55,382,848
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 117,963
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$55,382,848	Portfolio Turnover Rate*	14%
# of Portfolio Holdings	51	Advisory Fees Paid	$117,963
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	32.7%
Materials	29.4%
Energy	24.6%
Utilities	12.1%
Consumer Staples	1.0%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Constellation Energy Corp.	9.8%
Deere & Co.	9.3%
Exxon Mobil Corp.	7.2%
General Electric Co.	5.0%
Newmont Corp.	4.5%
Chevron Corp.	4.1%
RTX Corp.	4.0%
Corteva, Inc.	3.6%
Cameco Corp.	3.6%
Agnico Eagle Mines Ltd.	3.5%

C000248532 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Mid-Cap ETF
Class Name	Strive Mid-Cap ETF
Trading Symbol	STXM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive Mid-Cap ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can https://www.strivefunds.com/stxm. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxm. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxm
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 21,090,974
Holdings Count | holding	403
Advisory Fees Paid, Amount	$ 17,983
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$21,090,974	Portfolio Turnover Rate*	17%
# of Portfolio Holdings	403	Advisory Fees Paid	$17,983
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	24.9%
Information Technology	15.3%
Financials	14.2%
Consumer Discretionary	10.7%
Health Care	10.1%
Real Estate	6.8%
Consumer Staples	4.7%
Materials	4.7%
Communication Services	3.2%
Energy	2.5%
Utilities	2.4%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Sandisk Corp./DE	0.9%
Ciena Corp.	0.9%
Coherent Corp.	0.8%
Lumentum Holdings, Inc.	0.7%
AerCap Holdings NV	0.7%
KeyCorp.	0.6%
Flex Ltd.	0.6%
Credo Technology Group Holding Ltd.	0.6%
Pure Storage, Inc. - Class A	0.6%
Curtiss-Wright Corp.	0.6%

C000238757 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Small-Cap ETF
Class Name	Strive Small-Cap ETF
Trading Symbol	STXK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxk. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxk. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxk
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 65,219,043
Holdings Count | holding	594
Advisory Fees Paid, Amount	$ 58,038
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$65,219,043	Portfolio Turnover Rate*	19%
# of Portfolio Holdings	594	Advisory Fees Paid	$58,038
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	18.4%
Information Technology	15.2%
Industrials	14.4%
Health Care	13.6%
Consumer Discretionary	11.9%
Real Estate	7.7%
Materials	5.6%
Energy	4.7%
Utilities	3.3%
Communication Services	2.7%
Consumer Staples	2.1%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Guardant Health, Inc.	0.6%
Hecla Mining Co.	0.6%
Coeur Mining, Inc.	0.5%
Avidity Biosciences, Inc.	0.5%
Arrowhead Pharmaceuticals, Inc.	0.4%
Columbia Banking System, Inc.	0.4%
Lincoln National Corp.	0.4%
CareTrust REIT, Inc.	0.4%
Advanced Energy Industries, Inc.	0.4%
Affiliated Managers Group, Inc.	0.4%

C000242670 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Total Return Bond ETF
Class Name	Strive Total Return Bond ETF
Trading Symbol	STXT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive Total Return Bond ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxt. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxt. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxt
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 120,865,710
Holdings Count | holding	223
Advisory Fees Paid, Amount	$ 306,367
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$120,865,710	Portfolio Turnover Rate*	36%
# of Portfolio Holdings	223	Advisory Fees Paid	$306,367
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Mortgage-Backed Securities	36.8%
Asset-Backed Securities	15.7%
U.S. Treasury Securities	14.2%
Collateralized Mortgage Obligations	12.1%
Corporate Bonds	10.2%
Collateralized Loan Obligations	5.8%
Convertible Bonds	2.8%
Money Market Funds	0.9%
U.S. Treasury Bills	0.8%
Cash and Cash Equivalents	0.7%

C000237296 [Member]
Shareholder Report [Line Items]
Fund Name	Strive U.S. Energy ETF
Class Name	Strive U.S. Energy ETF
Trading Symbol	DRLL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive U.S. Energy ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/drll. You can also request this information by contacting us at (215) 330-4476.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/drll. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/drll
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 237,799,618
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 525,452
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$237,799,618	Portfolio Turnover Rate*	8%
# of Portfolio Holdings	39	Advisory Fees Paid	$525,452
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INDUSTRY WEIGHTING (as a % of Net Assets)
Integrated Oil & Gas	49.7%
Oil & Gas Exploration & Production	35.9%
Oil & Gas Refining & Marketing	13.4%
Automotive Retail	0.8%
Real Estate Operating Companies	0.1%
Cash & Cash Equivalents	0.1%

Top 10 Holdings (as a % of Net Assets)
Exxon Mobil Corp.	23.5%
Chevron Corp.	22.9%
ConocoPhillips	4.8%
EOG Resources, Inc.	4.5%
Phillips 66	4.4%
Valero Energy Corp.	4.1%
Marathon Petroleum Corp.	3.8%
EQT Corp.	3.7%
Occidental Petroleum Corp.	3.3%
Diamondback Energy, Inc.	3.1%

C000237297 [Member]
Shareholder Report [Line Items]
Fund Name	Strive U.S. Semiconductor ETF
Class Name	Strive U.S. Semiconductor ETF
Trading Symbol	SHOC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Strive U.S. Semiconductor ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/shoc. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/shoc. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/shoc
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$23	0.40%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.40%
Net Assets	$ 139,734,350
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 244,231
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$139,734,350	Portfolio Turnover Rate*	7%
# of Portfolio Holdings	31	Advisory Fees Paid	$244,231
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INDUSTRY WEIGHTING (as a % of Net Assets)
Semiconductors	71.7%
Semiconductor Materials & Equipment	20.0%
Application Software	4.9%
Electronic Manufacturing Services	1.9%
Electronic Equipment & Instruments	1.0%
Specialty Chemicals	0.1%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	21.4%
Broadcom, Inc.	17.2%
Micron Technology, Inc.	5.4%
Lam Research Corp.	4.9%
Applied Materials, Inc.	4.7%
Texas Instruments, Inc.	4.5%
KLA Corp.	4.5%
ASML Holding NV	4.4%
Intel Corp.	4.3%
Advanced Micro Devices, Inc.	4.1%